UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.4%
	Face Amount	Value
CONSUMER DISCRETIONARY — 4.2%
Amazon.com
4.950%, 12/05/44	$20,000	$20,028
1.200%, 11/29/17	15,000	14,942
CCO Safari II
6.384%, 10/23/35 (A)	25,000	25,557
4.464%, 07/23/22 (A)	55,000	55,297
DIRECTV Holdings
4.450%, 04/01/24	35,000	35,987
DISH DBS
6.750%, 06/01/21	25,000	26,437
General Motors
5.200%, 04/01/45	20,000	19,354
4.875%, 10/02/23	40,000	41,008
Kohl’s
4.250%, 07/17/25	30,000	30,001
Marina District Finance
9.875%, 08/15/18	25,000	25,675
NVR
3.950%, 09/15/22	25,000	25,492
QVC
5.450%, 08/15/34	15,000	13,816
4.375%, 03/15/23	55,000	54,054
Viacom
5.850%, 09/01/43	30,000	29,599

		417,247

CONSUMER STAPLES — 2.6%
Altria Group
10.200%, 02/06/39	15,000	25,107
ConAgra Foods
4.950%, 08/15/20	25,000	27,180
CVS Health
5.125%, 07/20/45	30,000	31,786
3.875%, 07/20/25	25,000	25,431
2.800%, 07/20/20	30,000	30,265
General Mills
5.650%, 02/15/19	20,000	22,429

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Imperial Tobacco Finance
4.250%, 07/21/25 (A)	$10,000	$9,988
Kraft Heinz Foods
2.000%, 07/02/18 (A)	45,000	45,115
Reynolds American
5.850%, 08/15/45	35,000	37,634

		254,935

ENERGY — 3.3%
BP Capital Markets
3.506%, 03/17/25	20,000	19,788
California Resources
6.000%, 11/15/24	15,000	12,150
Chesapeake Energy
6.625%, 08/15/20	30,000	26,850
3.539%, 04/15/19 (B)	20,000	16,850
DCP Midstream Operating LP
2.500%, 12/01/17	5,000	4,820
Energy Transfer Partners LP
6.050%, 06/01/41	15,000	14,616
4.050%, 03/15/25	30,000	27,931
Enterprise Products Operating LLC
7.034%, 01/15/68 (B)	15,000	16,050
5.250%, 01/31/20	25,000	27,613
3.700%, 02/15/26	30,000	29,049
Kinder Morgan
4.300%, 06/01/25	25,000	23,752
Paragon Offshore
7.250%, 08/15/24 (A)	20,000	6,237
Petroleos Mexicanos MTN
5.625%, 01/23/46 (A)	26,000	24,500
Shell International Finance BV
4.375%, 05/11/45	25,000	24,971
Transocean
3.000%, 10/15/17	30,000	28,140
Williams Partners LP
5.100%, 09/15/45	25,000	21,586

		324,903

FINANCIALS — 10.4%
American International Group
4.375%, 01/15/55	25,000	22,660
3.750%, 07/10/25	20,000	19,999

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
American Tower Trust I
3.070%, 03/15/23 (A)	$30,000	$29,540
Ameriprise Financial
7.518%, 06/01/66 (B)	16,000	15,800
Apollo Management Holdings LP
4.000%, 05/30/24 (A)	25,000	25,024
Bank of America MTN
4.750%, 04/21/45	10,000	9,516
4.000%, 01/22/25	55,000	53,954
Bear Stearns
5.550%, 01/22/17	25,000	26,388
Citigroup
4.650%, 07/30/45	20,000	20,177
4.400%, 06/10/25	25,000	25,197
Compass Bank
6.400%, 10/01/17	30,000	32,532
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45 (A)	20,000	19,787
Crown Castle Towers LLC
4.174%, 08/15/17 (A)	20,000	20,719
Discover Financial Services
3.950%, 11/06/24	35,000	34,403
Farmers Exchange Capital III
5.454%, 10/15/54 (A) (B)	25,000	24,675
Goldman Sachs Capital I
6.345%, 02/15/34	25,000	29,654
Goldman Sachs Group MTN
6.750%, 10/01/37	10,000	11,967
5.375%, 12/31/49 (B)	35,000	34,779
5.150%, 05/22/45	10,000	9,906
4.800%, 07/08/44	15,000	15,155
1.884%, 11/29/23 (B)	20,000	20,465
HSBC Bank USA NY
5.875%, 11/01/34	20,000	23,687
Janus Capital Group
4.875%, 08/01/25	25,000	25,233
JPMorgan Chase
3.875%, 09/10/24	20,000	19,754
KKR Group Finance III
5.125%, 06/01/44 (A)	35,000	34,403
MetLife
10.750%, 08/01/39	35,000	55,405

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Morgan Stanley MTN
4.300%, 01/27/45	$35,000	$33,272
4.000%, 07/23/25	20,000	20,392
3.950%, 04/23/27	25,000	23,887
2.800%, 06/16/20	25,000	25,137
Mutual of Omaha Insurance
4.297%, 07/15/54 (A) (B)	25,000	24,503
Nomura Holdings MTN
2.000%, 09/13/16	50,000	50,338
Royal Bank of Scotland Group
2.550%, 09/18/15	30,000	30,051
Sirius International Group
7.506%, 05/29/49 (A) (B)	30,000	30,675
Synchrony Financial
4.500%, 07/23/25	20,000	20,068
Validus Holdings
8.875%, 01/26/40	15,000	19,559
Wachovia Capital Trust III
5.570%, 03/15/11 (B)	20,000	19,787
Wells Fargo MTN
4.300%, 07/22/27	20,000	20,355
3.900%, 05/01/45	15,000	13,770
2.600%, 07/22/20	30,000	30,151
Willis Group Holdings
4.125%, 03/15/16	15,000	15,247

		1,037,971

HEALTH CARE — 4.3%
AbbVie
4.500%, 05/14/35	20,000	19,463
Baxalta
2.875%, 06/23/20 (A)	20,000	19,990
1.061%, 06/22/18 (A) (B)	35,000	35,069
Boston Scientific
6.000%, 01/15/20	10,000	11,280
Forest Laboratories LLC
4.875%, 02/15/21 (A)	40,000	43,228
Hospira
5.800%, 08/12/23	10,000	11,670
5.200%, 08/12/20	55,000	61,532
Life Technologies
6.000%, 03/01/20	25,000	28,196

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Medco Health Solutions
4.125%, 09/15/20	$25,000	$26,527
Medtronic
4.625%, 03/15/45 (A)	30,000	30,351
3.150%, 03/15/22 (A)	20,000	20,135
Pfizer
6.200%, 03/15/19	15,000	17,176
UnitedHealth Group
3.875%, 10/15/20	25,000	26,693
3.750%, 07/15/25	20,000	20,382
3.350%, 07/15/22	20,000	20,408
2.700%, 07/15/20	20,000	20,233
Zoetis
3.250%, 02/01/23	15,000	14,371

		426,704

INDUSTRIALS — 1.0%
American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	35,000	35,219
General Electric
5.250%, 12/06/17	20,000	21,745
4.500%, 03/11/44	25,000	26,024
General Electric Capital MTN
0.659%, 05/05/26 (B)	20,000	18,855

		101,843

INFORMATION TECHNOLOGY — 3.2%
Advanced Micro Devices
7.500%, 08/15/22	5,000	3,450
6.750%, 03/01/19	20,000	14,550
Apple
2.700%, 05/13/22	50,000	49,726
Cisco Systems
2.450%, 06/15/20	50,000	50,468
First Data
12.625%, 01/15/21	15,000	17,362
Intel
3.700%, 07/29/25	25,000	25,237
2.450%, 07/29/20	25,000	25,184
Oracle
2.250%, 10/08/19	25,000	25,148

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
QUALCOMM
3.450%, 05/20/25	$30,000	$28,409
3.000%, 05/20/22	35,000	34,038
Seagate HDD Cayman
5.750%, 12/01/34 (A)	25,000	24,487
Tyco Electronics Group
6.550%, 10/01/17	20,000	22,070

		320,129

MATERIALS — 3.1%
Albemarle
5.450%, 12/01/44	20,000	19,992
4.150%, 12/01/24	25,000	25,238
ArcelorMittal
6.125%, 06/01/25	45,000	42,862
Axiall
4.875%, 05/15/23	30,000	28,875
Barrick
4.100%, 05/01/23	32,000	28,639
Georgia-Pacific LLC
8.875%, 05/15/31	25,000	36,253
International Paper
5.150%, 05/15/46	20,000	19,772
NOVA Chemicals
5.250%, 08/01/23 (A)	30,000	30,000
Rayonier AM Products
5.500%, 06/01/24 (A)	25,000	21,188
Rio Tinto Finance USA
3.750%, 06/15/25	25,000	24,388
Rockwood Specialties Group
4.625%, 10/15/20	30,000	31,199
Vale Overseas
8.250%, 01/17/34	5,000	5,324

		313,730

TELECOMMUNICATION SERVICES — 3.5%
AT&T
2.450%, 06/30/20	20,000	19,673
Avaya
9.000%, 04/01/19 (A)	30,000	30,600

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
BellSouth
6.000%, 11/15/34	$20,000	$20,766
Intelsat Jackson Holdings
5.500%, 08/01/23	40,000	36,300
Nokia
6.625%, 05/15/39	30,000	32,550
Sky
6.100%, 02/15/18 (A)	20,000	21,941
Sprint Capital
8.750%, 03/15/32	50,000	47,312
Verizon Communications
5.050%, 03/15/34	96,000	96,761
4.672%, 03/15/55 (A)	50,000	43,697

		349,600

UTILITIES — 0.8%
Duke Energy Progress
4.100%, 03/15/43	15,000	14,756
Exelon
2.850%, 06/15/20	25,000	25,115
Monongahela Power
5.400%, 12/15/43 (A)	15,000	16,617
4.100%, 04/15/24 (A)	20,000	20,776

		77,264

TOTAL CORPORATE OBLIGATIONS (Cost $3,718,777)		3,624,326

MORTGAGE-BACKED SECURITIES — 34.8%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 25.9%
FHLMC
4.000%, 08/01/44	90,448	96,500
FHLMC Reference REMIC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	38,124	43,402
FNMA
7.000%, 11/25/42	89,623	105,135
6.000%, 04/25/27 (B)	30,165	34,558
5.500%, 02/01/38	34,198	38,409
5.000%, 04/25/35	18,464	20,478
4.000%, 06/01/45	90,297	96,373

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA — (continued)
3.021%, 08/25/24 (B)	$10,000	$10,167
FNMA Grantor Trust, Ser 2001-T4, Cl A1
7.500%, 07/25/41	4,095	4,989
FNMA TBA
6.000%, 08/01/33	55,000	62,423
5.500%, 09/01/37	30,000	33,652
5.000%, 09/01/37	95,000	105,027
4.500%, 09/01/33	260,000	281,944
4.000%, 09/14/39	215,000	228,563
3.500%, 08/01/40	945,000	984,814
3.000%, 08/01/42	315,000	316,939
GNMA
5.500%, 07/20/43	11,963	13,545
5.294%, 05/20/60	91,683	98,552
GNMA IO
0.431%, 04/16/54 (B)	95,053	3,704

		2,579,174

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.9%
Banc of America Commercial Mortgage Trust 2007-2, Ser 2, Cl AM
5.623%, 04/10/49 (B)	10,000	10,505
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	4,799	4,809
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A5
2.380%, 08/25/34 (B)	24,286	23,866
Citigroup/Deutsche Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.380%, 07/15/44 (B)	50,000	50,201
Citigroup/Deutsche Commercial Mortgage Trust, Ser 2006-CD2, Cl A1B
5.480%, 01/15/46 (B)	7,463	7,523
CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	45,722	47,835
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
2.573%, 04/25/35 (B)	27,090	27,013
FREMF Mortgage Trust, Ser K24, Cl B
3.620%, 11/25/45 (A) (B)	25,000	25,276
GE Commercial Mortgage Trust, Ser 2007-C1, Cl A1A
5.483%, 12/10/49 (B)	12,142	12,786
GS Mortgage Securities Trust, Ser GC28, Cl A5
3.396%, 02/10/48	25,000	25,305

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A4
3.611%, 05/15/48	$50,000	$51,320
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (B)	10,000	10,011
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl A4
5.814%, 06/12/43 (B)	25,313	25,916
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.090%, 02/12/51 (B)	10,000	10,818
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/49	44,771	47,154
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	30,000	31,031
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
5.280%, 07/25/35 (B)	20,078	19,830
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.903%, 07/15/44 (B)	25,000	26,842
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl B
5.350%, 11/15/40	45,000	45,222
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
4.990%, 02/15/47 (B)	15,000	15,779
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.500%, 08/15/47 (B)	10,000	9,498
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 08/15/47	30,000	30,900
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AM
5.370%, 12/15/43	70,000	73,265
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.830%, 06/11/42 (B)	48,571	51,481
Motel 6 Trust, Ser 2015-MTL6, Cl A2A2
2.605%, 02/05/30 (A)	25,000	25,087
Rialto Real Estate Fund LLC, Ser 2015-LT7, Cl A
3.000%, 12/25/32 (A)	91,319	91,250
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl AM
6.170%, 06/15/45 (B)	20,000	20,664

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.509%, 04/15/47	$10,000	$10,435
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3
3.660%, 03/15/47	50,000	52,390

		884,012

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,460,201)		3,463,186

U.S. TREASURY OBLIGATIONS — 13.9%
U.S. Treasury Bond
2.500%, 02/15/45	165,000	150,434
U.S. Treasury Notes
2.125%, 05/15/25	750,000	745,325
1.875%, 05/31/22	60,000	59,831
1.625%, 06/30/20	420,000	421,739
1.125%, 06/15/18	5,000	5,023

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,366,426)		1,382,352

ASSET-BACKED SECURITIES — 4.6%
Access Group, Ser 2006-1, Cl B
0.730%, 08/25/37 (B)	44,777	40,835
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl B
1.070%, 03/08/18	100,000	99,927
Bear Stearns Asset Backed Securities I Trust, Ser 2005-FR1, Cl M1
0.690%, 06/25/35 (B)	66,485	66,178
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	23,388	23,083
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A2
0.470%, 03/15/23 (B)	122,939	122,300
SMB Private Education Loan Trust, Ser 2015-A, Cl A3
1.690%, 02/17/32 (A) (B)	100,000	99,827

TOTAL ASSET-BACKED SECURITIES (Cost $451,322)		452,150

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — 1.7%
	Face Amount	Value
Avago Technologies, Term Loan
3.750%, 05/06/21	$21,634	$21,655
Chrysler Group, Term Loan B
3.500%, 05/24/17	24,870	24,854
First Data, 2018 New Dollar Term Loan
3.687%, 03/23/18	25,000	24,922
MacDermid, 1st Lien Term Loan
4.500%, 06/07/20	3,309	3,319
MacDermid, Term Loan B
4.500%, 06/05/20	18,902	18,958
MacDermid, Tranche B Term Loan (First Lien)
4.500%, 06/07/20	7,636	7,659
Sungard Availability Services Capital, Term Loan
6.000%, 03/29/19	17,787	16,097
The Weather Channel Holdings, 2nd Lien
7.000%, 06/26/20	35,000	32,594
Valeant Pharmaceuticals, Delayed Draw Term Loan B
4.000%, 04/01/22	19,950	20,009

TOTAL LOAN PARTICIPATIONS (Cost $169,518)		170,067

MUNICIPAL BONDS — 0.8%

GEORGIA — 0.8%
Municipal Electric Authority of Georgia
7.055%, 04/01/57	40,000	44,704
6.637%, 04/01/57	25,000	30,318

TOTAL MUNICIPAL BONDS (Cost $81,295)		75,022

TIME DEPOSIT — 27.5%
Brown Brothers Harriman Sweep Interest, 0.030%, 08/03/15 (Cost $2,739,385)	2,739,385	2,739,385

TOTAL INVESTMENTS — 119.7% (Cost $11,986,924)†		$11,906,488

Percentages are based on Net Assets of $9,948,434.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2015.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2015 (Unaudited)

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	As of July 31, 2015, the tax basis cost of the Fund’s investments was $11,986,924, and the unrealized appreciation and (depreciation) were $45,938 and $(126,374), respectively.

As of July 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015